NATURE OF BUSINESS (Details)				3 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($)	Jun. 21, 2021 USD ($)	Mar. 30, 2021	Mar. 31, 2022 segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Nature of business
Bridge notes payable, net of debt issuance costs							$ 4,589,228
Proceeds from term loan						$ 3,500,000	783,008
Gain on extinguishment of note payable					$ 788,156	$ 788,156
Reporting units | segment				1		1
Operating segments | segment				1		1
Reverse stock split ratio			0.18
Outstanding principal of convertible notes, converted		$ 5,500,000				$ 4,000,000
Payments on debt						3,000,000
Bridge Notes
Nature of business
Interest expense						1,014,657	$ 1,607,398
Gain on extinguishment of note payable						2,740,425
Outstanding principal of convertible notes, converted						4,000,000
Payments on debt						$ 3,000,000
Term Loan
Nature of business
Proceeds from term loan	$ 3,500,000